COMMITMENTS AND CONTINGENT LIABILITIES (Contingencies) (Details) SFr in Thousands, $ in Thousands					3 Months Ended	12 Months Ended
	Apr. 16, 2015 USD ($)	Apr. 16, 2015 CHF (SFr)	Aug. 21, 2014 CHF (SFr)	Mar. 01, 2010 CHF (SFr)	Mar. 20, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Loss Contingencies [Line Items]
Escrow release by court's treasury					$ 200
Escrow release by Trust					1,000
Proceeds from settlement					$ 715
Swiss Pro Capital [Member] | Consultancy Agreement [Member] | Eldista [Member]
Loss Contingencies [Line Items]
Consulting fees | SFr			SFr 400
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase				20.00%
Consideration of option granted | SFr				SFr 315
Percentage of acquisition costs used to calculate exercise price				20.00%
Expiration term				8 years
Tenant Claim [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant	$ 1,000
Damages sought	$ 171
Tenant Claim [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant | SFr		SFr 961
Damages sought | SFr		SFr 157
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought						$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought						2,800
Trustee [Member]
Loss Contingencies [Line Items]
Litigation escrow						300
Litigation escrow per Consortium Agreement						100
Amount of settlement						36
Costs of the arbitration and lawyers' fees						$ 10
Vitec [Member]
Loss Contingencies [Line Items]
Amount of settlement							$ 442
Costs of the arbitration and lawyers' fees							69
Damages sought							$ 400
Positive Outcome of Litigation [Member]
Gain Contingencies [Line Items]
Damages sought by the Company								$ 268